Note 14 Debt securities by rating (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt securities by rating [Line Items]
Percentage of debt securities at amortized cost by rating	100.00%	100.00%	100.00%
Debt instruments held at amortised cost	€ 73,379	€ 59,014	€ 49,462
BBVA AAA Rating [Member]
Debt securities by rating [Line Items]
Percentage of debt securities at amortized cost by rating	3.70%	3.20%	3.70%
Debt instruments held at amortised cost	€ 2,703	€ 1,907	€ 1,829
BBVA AA plus [Member]
Debt securities by rating [Line Items]
Percentage of debt securities at amortized cost by rating	4.40%	5.80%	6.30%
Debt instruments held at amortised cost	€ 3,242	€ 3,418	€ 3,096
BBVA AA Rating [Member]
Debt securities by rating [Line Items]
Percentage of debt securities at amortized cost by rating	0.00%	0.10%	0.30%
Debt instruments held at amortised cost	€ 0	€ 69	€ 142
BBVA AA Minus Rating [Member]
Debt securities by rating [Line Items]
Percentage of debt securities at amortized cost by rating	10.00%	1.70%	0.10%
Debt instruments held at amortised cost	€ 7,362	€ 1,027	€ 60
BBVA A plus Rating [Member]
Debt securities by rating [Line Items]
Percentage of debt securities at amortized cost by rating	0.80%	0.00%	0.10%
Debt instruments held at amortised cost	€ 569	€ 22	€ 25
BBVA A Rating [Member]
Debt securities by rating [Line Items]
Percentage of debt securities at amortized cost by rating	51.70%	0.80%	0.90%
Debt instruments held at amortised cost	€ 37,936	€ 497	€ 444
BBVA A Minus Rating [Member]
Debt securities by rating [Line Items]
Percentage of debt securities at amortized cost by rating	2.70%	58.70%	50.00%
Debt instruments held at amortised cost	€ 2,014	€ 34,652	€ 24,739
BBVA BBB Plus Rating [Member]
Debt securities by rating [Line Items]
Percentage of debt securities at amortized cost by rating	13.80%	7.70%	13.40%
Debt instruments held at amortised cost	€ 10,160	€ 4,518	€ 6,615
BBVA BBB Rating [Member]
Debt securities by rating [Line Items]
Percentage of debt securities at amortized cost by rating	1.60%	7.00%	9.20%
Debt instruments held at amortised cost	€ 1,170	€ 4,105	€ 4,551
BBVA BBB minus Rating [Member]
Debt securities by rating [Line Items]
Percentage of debt securities at amortized cost by rating	2.50%	1.50%	1.10%
Debt instruments held at amortised cost	€ 1,856	€ 890	€ 548
BBVA BB Plus Rating [Member]
Debt securities by rating [Line Items]
Percentage of debt securities at amortized cost by rating	8.20%	12.20%	13.40%
Debt instruments held at amortised cost	€ 6,027	€ 7,199	€ 6,642
Unclassified [Member]
Debt securities by rating [Line Items]
Percentage of debt securities at amortized cost by rating	0.50%	1.20%	1.60%
Debt instruments held at amortised cost	€ 341	€ 711	€ 772